Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Disclosure of commitments [Abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
20.	Commitments and Contingencies

The Company has entered into certain operating lease agreements for office space and equipment. These agreements require the Company to make the following lease payments:

Year ending December 31,	Total
2018	$153
2019	153
2020	152
2021	149
$607

During the year ended December 31, 2017, the Company recognized lease expense of $181,000 (2016 - $211,000 and 2015 - $209,000).

During 2017, Canada Revenue Agency (“CRA”) performed an audit of the tax filings of the Company for recent years, including 2013, 2014 and 2015. In Flow-Through Share Subscription Agreements dated August 20, 2013 (the “Subscription Agreements”), the Company agreed to incur and to renounce to each subscriber qualifying exploration expenditures in an aggregate amount of $4,005,200. Following the audit, CRA denied certain expenditures which the CRA determined did not qualify for flow-through treatment and issued reassessments to the Company disallowing $1,138,896 of flow-through exploration expenditures, representing approximately 28% percent of the $4,005,200 expenditures renounced. Canadian Zinc strongly disagrees with the determination and reassessments and has filed objections disputing the reassessments. In the relevant periods, the Company incurred exploration expenditures in the total amount of $5,605,681.

In the Subscription Agreements, the Company agreed with each subscriber that in the event CRA reduces the amount renounced to the subscriber the Company will indemnify and hold harmless the subscriber, and each of the partners thereof if the subscriber is a partnership, and pay an amount of any tax payable by the subscriber as a consequence of such reduction. The Company has not recognized the potential indemnity claim as a liability as it does not consider it probable that there will be an amount payable relating to this matter. The full amount of the potential indemnity is estimated at approximately $700,000.